Restricted Share Units (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	2,216	$138.55	$96.06

Granted	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

Granted (i)	627,777	1.55	1.09
Exercised	(803,867)	1.69	1.20

Balance, July 31, 2025 (*)	88,248	$3.33	$2.24

(i)	During the nine months ended July 31, 2025, the Company issued 627,777 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $686,986 (2024 - $629,720).

(*)	See note 14 regarding the exercise of RSUs.
The following table summarizes the changes in RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	1,407	$375.54	$273.42

Granted	2,200	55.97	41.63
Exercised	(1,391)	246.64	189.37

Balance, October 31, 2023	2,216	$138.55	$96.06

Granted (i)	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

(i)	During the year ended October 31, 2024, the Company issued 591,460 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $804,962 (2023-$91,589).